Condensed Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Cash flows from operating activities
Net income	$ 3,098,317	$ 2,562,636
Adjustments to reconcile net income to cash provided by operating activities
Allowance for doubtful accounts	22,137	34,328
Depreciation and amortization	230,597	226,633
Inventory reserve	29,539
Deferred income tax benefit	(7,751)	(5,149)
Unrealized foreign currency exchange loss (gains)	248	(5,281)
Gain on disposal of property and equipment	(20,150)
Changes in operating assets and liabilities:
Accounts receivable	(284,546)	(2,912,222)
Inventories	1,636,321	6,681,972
Advance to suppliers	(3,021,739)	168,868
Prepaid expenses and other current assets	72,116	173,609
Accounts payable	(1,982,205)	(78,356)
Taxes payable	2,662,542	1,538,662
Accrued expenses and other current liabilities	207,650	(1,280,877)
Net cash provided by operating activities	2,643,076	7,104,822
Cash flows from investing activities
Purchase of property and equipment	(31,885)	(213,634)
Capital expenditures on construction-in-progress	(4,301,103)	(6,861,257)
Refund (payment) of acquisition deposit	1,329,945	(1,355,067)
Net cash used in investing activities	(3,003,043)	(8,429,958)
Cash flows from financing activities
Proceeds from short-term loans	2,033,570	4,008,293
Proceeds from long-term loans	319,342
Repayment of short-term loans	(2,872,778)	(4,514,482)
Proceeds from borrowings from related parties	1,067,808	543,976
Proceeds from third party loans	238,133	(101,793)
Principal payment from (repayment of) capital lease	(392,030)	432,722
Capital contribution from non-controlling interest		435,964
Payment for deferred initial public offering costs	(281,553)
Net cash provided by financing activities	112,492	804,680
Effect of changes of foreign exchange rates on cash	6,810	(6,630)
Net decrease in cash	(240,665)	(527,085)
Cash, beginning of year	293,771	820,856
Cash, end of year	53,106	293,771
Supplemental disclosure of cash flow information
Cash paid for interest expense	276,671	333,190
Cash paid for income tax		115,179
Supplemental disclosure of non-cash investing and financing activities
Share-based compensation for initial public offering services	$ 211,112